Subsequent Events (Details) - USD ($)	Nov. 08, 2022	Jun. 21, 2021	Jun. 18, 2021	Jun. 16, 2022	Jun. 15, 2022	Jul. 16, 2021	Jul. 15, 2021	Apr. 15, 2020
Subsequent Events
Issuance of stock (in shares)		3,754	2,000
Number of shares in exchange of warrant exercise						8,000
Warrant exercise price (in dollars per share)				$ 33.33	$ 300.00			$ 0.12
Maximum
Subsequent Events
Warrant exercise price (in dollars per share)							$ 15.00
Subsequent Event | Private Placement Warrants
Subsequent Events
Purchase price (in dollars per share)	$ 15.00
Subsequent Event | Purchase Agreement
Subsequent Events
Purchase price (in dollars per share)	13.00
Subsequent Event | Purchase Agreement | Pre Funded Warrants
Subsequent Events
Warrant exercise price (in dollars per share)	$ 12.95
Gross proceeds	$ 750,000
Subsequent Event | Purchase Agreement | Private Placement Warrants
Subsequent Events
Issuance of stock (in shares)	57,693
Warrants term	6 months
Warrant expiry term	5 years 6 months
Subsequent Event | Purchase Agreement | Series D Mirroring Preferred Stock
Subsequent Events
Purchase price (in dollars per share)	$ 0.05
Subsequent Event | Purchase Agreement | Registered Direct Offering
Subsequent Events
Issuance of stock (in shares)	47,851
Subsequent Event | Purchase Agreement | Registered Direct Offering | Pre Funded Warrants
Subsequent Events
Number of shares in exchange of warrant exercise	9,842
Subsequent Event | Purchase Agreement | Registered Direct Offering | Series D Mirroring Preferred Stock
Subsequent Events
Issuance of stock (in shares)	50
Subsequent Event | Warrant Amendment Agreement
Subsequent Events
Purchase price (in dollars per share)	$ 33.33
Warrant exercise price (in dollars per share)	$ 15.00
Warrants term	6 months
Warrant expiry term	5 years 6 months
Subsequent Event | Warrant Amendment Agreement | Maximum
Subsequent Events
Number of shares in exchange of warrant exercise	106,963